Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2024
Supplementary Cash Flow Information [Abstract]
Disclosure of detailed information about other cash generated from / (used in) operating activities [Table Text Block]
	Year ended December 31,
	2024	2023
Share-based compensation paid	$(4.5)	$(5.8)
Share-based compensation and change of control payments made upon acquisition of Copper Mountain	-	(6.7)
Other	0.7	1.5
	$(3.8)	$(11.0)

Disclosure of detailed information about supplemental cash flow information [Table Text Block]
	Year ended December 31,
	2024	2023
Change in:
Trade and other receivables	$(36.5)	$(70.3)
Other financial assets/liabilities	(29.4)	(7.0)
Inventories	10.0	18.2
Prepaid expenses	(11.8)	16.4
Trade and other payables	43.2	(31.5)
Provisions and other liabilities	(0.4)	(18.9)
	$(24.9)	$(93.1)